12. LEASE LIABILITIES: Schedule of Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Lease Liabilities

$
Balance, December 31, 2018	-
Recognized on adoption of IFRS 16	68,253
Finance cost	5,144
Lease payments	(52,007)
Balance, December 31, 2019	21,390
Current portion of lease liabilities	21,390
Non-current portion of lease liabilities	-